Purchases and other expenses - Provisions for litigation - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Provision for litigation - opening balance	€ 643	€ 572	€ 779
Additions with impact on income statement	119	99	35
Reversals with impact on income statement	(29)	(8)	(25)
Discounting with impact on income statement	0		3
Utilizations without impact on income statement	(205)	(22)	(221)
Changes in consolidation scope		1	1
Translation adjustment	(2)	0	3
Reclassifications and other items		1	(3)
Provision for litigation - closing balance	€ 525	€ 643	€ 572